DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2013
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1: DESCRIPTION OF BUSINESS
On August 25, 2005, Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) was acquired by International Shipping Enterprises, Inc. (“ISE”) through the purchase of all of the outstanding shares of common stock of Navios Holdings. As a result of this acquisition, Navios Holdings became a wholly owned subsidiary of ISE. In addition, on August 25, 2005, simultaneously with the acquisition of Navios Holdings, ISE effected a reincorporation from the State of Delaware to the Republic of the Marshall Islands through a downstream merger with and into its newly acquired wholly owned subsidiary, whose name was and continues to be Navios Maritime Holdings Inc.
Navios Holdings is a global, vertically integrated seaborne shipping and logistics company focused on the transport and transshipment of drybulk commodities, including iron ore, coal and grain.
Navios South American Logistics Inc. (“Navios Logistics”), a consolidated subsidiary of the Company, is one of the largest logistics companies in the Hidrovia region of South America, serving the storage and marine transportation needs of its customers through two port storage and transfer facilities, one for grain commodities and the other for refined petroleum products, and a diverse fleet consisting of vessels, barges and pushboats. Navios Holdings currently owns 63.8% of Navios Logistics.